Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Debt

7. Debt

The following table represents total debt outstanding by agreement as of September 30, 2024:

(Dollars in thousands):	Convertible notes payable	Current portion of debt	Long term debt	Total
Convertible Notes	$3,370	$-	$-	$3,370
NYDIG financing	-	9,183	-	9,183
Navitas term loan	-	292	-	292
June 2024 secured note	-	3,781	8,100	11,881
July 2024 additional secured note	-	1,273	-	1,273
Total Debt	$3,370	$14,529	$8,100	$25,999

The following table represents total debt outstanding by agreement as of December 31, 2023:

(Dollars in thousands):	Convertible notes payable	Current portion of debt	Long term debt	Total
Convertible Notes	$8,474	$-	$-	$8,474
NYDIG financing	-	9,183	-	9,183
Navitas term loan	-	1,681	-	1,681
Total Debt	$8,474	$10,864	$-	$19,338

Convertible Notes

Debt consists of the following

(Dollars in thousands):	Maturity Date	Interest Rate	September 30, 2024	December 31, 2023
Convertible Note	January 24, 2025	*18%	$3,370	$8,474

*	Default interest was waived on March 10, 2023, and no further default interest applied on the Convertible Note for the remainder of the year.

On October 25, 2021, pursuant to a Securities Purchase Agreement (the “October SPA”), the Company issued to certain accredited investors (the “Noteholders”) (i) secured convertible notes in an aggregate principal amount of $16.3 million for an aggregate purchase price of $15 million (collectively, the “October Secured Notes”), which were, subject to certain conditions, convertible at any time by the investors, into an aggregate of 1,776,073 shares of the Company’s common stock, at a price per share of $9.18 and (ii) Class A, Class B and Class C common stock purchase warrants (collectively, the “October Warrants”) to purchase up to an aggregate of 1,776,073 shares of common stock, at an initial exercise price of $12.50, $15 and $18 per share, respectively. The October Warrants are legally detachable and can be separately exercised immediately for five years upon issuance, subject to applicable Nasdaq rules.

On July 19, 2022 and on September 13, 2022, the Company entered an into an Addendum and Addendum Amendment which adjusted the terms such as maturity date, conversion prices, and the issuance of new warrants to the Noteholders. Pursuant to the Addendum and Addendum Amendment, the Company evaluated whether the new addendums qualified as debt modification or debt extinguishment. Based on ASC 470, Debt, the Company determined the Addendum and Addendum Amendment to fall under Debt Extinguishment treatment and the Company would be required to fair value the new debt, and in turn write off the existing debt on the books.

Following the debt extinguishment on July 19, 2022 as noted above, the Convertible Notes will be accounted for under the fair value method on a recurring basis upon issuance (e.g., upon execution of the Addendum) per guidance within ASC 480, and at each subsequent reporting period, with changes in fair value reported in earnings. Although the Notes are not being accounted for under 825-10, the substance of the debt is considered to be the same and is therefore considered outside the scope of ASC 470-60. As such, the Company performed a fair value analysis of the Convertible Notes. For the year-ended December 31, 2023 and quarter-ended September 30, 2024, the Company ran Monte Carlo simulations for the expected conversion dates of the Convertible Notes using risk free rates, annual volatility, daily trading volumes, likely conversion profiles, and other assumptions based on principal and accrued interest as of the period ends. The Company determined the fair value of the Convertible Notes uses certain Level 3 inputs.

Changes in Level 3 Financial Liabilities Carried at Fair Value

(in thousands)
Balance January 1, 2023	$12,254
Conversions of debt (January 2023- June 30, 2023)	(1,795)
Total revaluation losses, net (January 2023- June 30, 2023)	251
Balance June 30, 2023	10,710
Conversions of debt (July 1, 2023- September 30, 2023)	(650)
Total revaluation losses (July 1, 2023- September 30, 2023)	736
Balance September 30, 2023	10,796
Conversions of debt (October 1, 2023- December 31, 2023)	(3,569)
Total revaluation losses (October 1, 2023- December 31, 2023)	1,247
Balance December 31, 2023	8,474
Conversions of debt (January 1, 2024- June 30, 2024)	(3,712)
Extension fee	325
Total revaluation losses, net (January 1, 2024- June 30, 2024)	2,764
Balance June 30, 2024	7,851
Conversions of debt (July 1, 2024- September 30, 2024)	(2,166)
Total revaluation gains (July 1, 2024- September 30, 2024)	(2,315)
Balance September 30, 2024	$3,370

As of September 30, 2024, the Company had a fair value outstanding balance of approximately $3.4 million and a principal outstanding value of approximately $3.1 million.

The following table represents the significant and subjective fair value assumptions used for Convertible Notes during the nine months ended September 30, 2024:

Nine months ended September 30, 2024
Stock price	$2.88 – 6.09
Conversion price	$3.78
Volatility	80.0 – 115%
Risk-free interest rate	4.73- 5.46%

The events of default stated in the Notice of Acceleration and Repossession defined below with NYDIG Financing constituted a cross-default under the terms of secured convertible notes issued to the Noteholders. In addition to such cross-default, the failure of the Company pursuant to the Addendum dated as of July 19, 2022, to escrow an aggregate amount of $950 thousand for the benefit of the Noteholders by December 21, 2022, constituted an event of default under the Notes. Due to the default, the Company accrued interest at a rate of 18% which amounted to $617 thousand as of March 10, 2023. On March 10, 2023, the Company entered into a Second Addendum Amendment with the Noteholders, in which the Company paid the accumulated default accrued interest of $617 thousand using the restricted escrow accounts and contemporaneously with the payment, the Noteholders waived all existing events of default arising under the convertible notes.

On May 11, 2023, the Company entered into a Second Amendment Agreement (the “Second Amendment”) with the holders of its October Secured Notes to extend the maturity date of the October Secured Notes to July 25, 2024. In connection with the Second Amendment, the Company paid an extension fee of $250 thousand and increased the principal amount of the outstanding October Secured Notes by 14%. The Company also issued 240,000 new Class A warrants exercisable at $12.50 and 80,000 new Class B warrants exercisable at $20.00.

On November 20, 2023, the Company and the Noteholders entered into a Third Amendment Agreement to amend the Notes, the October SPA and related agreements (collectively, the “Transaction Documents”). The aim was to facilitate future financings by the Company that may include funds for prepayment of the Notes by permitting the Company to force conversion of up to $1.5 million of the Notes under certain circumstances, reduce the prepayment penalty in return for reducing the conversion price of the $4.7 million of the Notes and reducing the exercise price of 150,000 of the Warrants to $0.01.

On February 28, 2024 the Company and the Purchasers entered into a Fourth Amendment Agreement to amend the Notes, SPA and related agreements to facilitate future financings by the Company by amending the Transaction Documents as follows:

The Company shall be permitted to undertake at-the-market transactions in the future provided:

●	No Event of Default shall have occurred and be continuing under the Notes; and

●	The market price of the shares of common stock shall be at least the At-the-Market (“ATM”) Floor Price. ATM Floor Price means $10 per share initially, which is reduced to $8 per share six months after the ATM is effective and $6 per share 12 months after the after the effective date of the ATM.

In addition, the Company will be permitted to unilaterally extend the maturity date of the Notes for two 3-Month extensions if prior to the then in effect maturity date the Company gives notice to the Purchasers and increases the principal amount of the Notes on the date of each such extension by two percent (2%) the principal amount of the Notes outstanding on the date of this Agreement per each extension.

In consideration of the foregoing, the Company:

●	Reduced the conversion price of the Notes to $3.78 per share;

●	The Purchasers received an aggregate of 850,000 three year warrants exercisable at $0.01 per share;

●	An aggregate of 320,005 warrants held by the Purchasers had the exercise price reduced to $3.78 per share (the “$3.78 Warrants”); and

●	An aggregate of 478,951 warrants held by the Purchasers had the exercise price reduced to $6.00 per share (the “$6.00 Repriced Warrants”). For every one $6.00 Repriced Warrant exercised by a Purchaser, such Purchaser shall receive 1.36 new five-year warrants with an exercise price of $0.01, 1.6 new five-year warrants with an exercise price of $4.20, and 1.6 new five-year warrants with an exercise price of $5.70.

In June 2024, pursuant to the Fourth Amendment Agreement, the Company exercised its right to extend the maturity date of the Senior Notes for an additional six months, or until January 24, 2025, to enable the Company to continue to pursue its significant project development opportunities for Soluna Cloud, Dorothy 2 and other projects. The extension of the notes caused an increase in the convertible note balance of approximately $325 thousand and the extension fee was recorded within “Other Expense, net” for the nine months ended September 30, 2024.

The effect of the additional penny warrants, $3.78 warrants, and the $6.00 repriced warrants including additional warrants if exercised with the Noteholders, created a loss on debt extinguishment of approximately $5.8 million due to the fair value associated as of February 28, 2024. Such amounts were recorded as a loss on debt extinguishment and affected the Company’s warrant liability and additional paid in capital balance account. Due to the requirement of the shareholder approval associated with the Fourth Amendment, the warrants associated were initially treated as a liability. In addition, a warrant revaluation was done on March 31, 2024, which created a gain on revaluation associated with the warrant liability of approximately $1.5 million. On May 30, 2024, shareholder approval was obtained removing the cap containment provision for the warrants, and as such, the liability accounting treatment was no longer required. Since all other criteria were met to be treated as equity, the Company adjusted the warrant liability as of the date of shareholder approval and reclassified balance to equity. As such, the Company accounted for the change in the fair value of the warrant liability as of the date of the shareholder approval (May 30, 2024), in connection with its loss on revaluation of the warrant of approximately $1.6 million.

Pursuant to additional agreements with holders of another 51,618 outstanding warrants, similar adjustments with those warrants, resulted in a total adjustment to 530,569 warrants. As the 51,618 warrants were not with the Noteholders, the treatment of $6.00 repriced warrants was recorded as a deemed dividend and adjusted the Company’s earnings per share calculation noted in Footnote 9 for the nine months ended September 30, 2024. The fair value associated with the 51,618 warrants with non-Noteholders totaled approximately $386 thousand. On May 17, 2024, the Company permitted the holders of the Company’s Amended Class C Warrants, previously exercisable at $6 per share, to exercise such warrants at a reduced exercise price of $4 per share, provided that each such holder exercised at least 61.83% of their Amended Class C Warrants by the close of business on May 17, 2024. The Company also agreed to reduce the exercise price on all remaining Amended Class C Warrants. The adjustment in the exercise price, resulted in an additional deemed dividend which amounted to approximately $66 thousand for the nine months ended September 30, 2024.

For the nine months ended September 30, 2024, 529,161 of the Amended Class C warrants have been exercised by both the Noteholders and non-Noteholders, resulting in the issuance of 719,658 shares of $0.01 warrants, 846,657 shares of $4.20 warrants, and 846,657 shares of $5.70 warrants.

The following table represents the significant fair value assumptions used for warrants issued or repriced during the nine months ended September 30, 2024:

Nine months ended September 30, 2024
Stock price	$2.88- 4.07
Exercise price	$0.01- 20.00
Expected term in years	2.68 – 8.77
Expected dividend yield	0.00%
Volatility	110.0 – 137.50%
Risk-free interest rate	4.28- 4.44%

NYDIG financing

(Dollars in thousands)	Maturity Dates	Interest Rate	January 1, 2024 - September 30, 2024	January 1, 2023 - December 31, 2023
NYDIG Loans #1-11	April 25, 2023 thru January 25, 2027*	12% thru 15%	$9,183	$10,546

Less: repossession of collateralized assets			—	(1,363)
Total outstanding debt			$9,183	$9,183

*	Due to event of default- the entire NYDIG Financing became current, see note below.

On December 30, 2021, Soluna MC Borrowing 2021-1 LLC (the “Borrower”), an indirect wholly owned subsidiary of the Company entered into a Master Equipment Finance Agreement (the “Master Agreement”) with NYDIG ABL LLC (“NYDIG”) as lender, servicer and collateral agent (the “NYDIG facility”). The Master Agreement outlined the framework for a financing up to approximately $14.4 million in aggregate equipment financing. Subsequently, the parties negotiated the specific terms of each equipment financing transaction as well as the terms upon which the Noteholders would consent to the transactions contemplated by the Master Agreement.

On January 14, 2022, the Borrower effected an initial drawdown under the Master Agreement in the aggregate principal amount of approximately $4.6 million that bore interest at 14% and was to be repaid over 24 months. On January 26, 2022, the Borrower had a subsequent drawdown of $9.8 million. As part of the transactions contemplated under the Master Agreement, (i) the Company’s indirect wholly owned subsidiary, Soluna MC LLC, formerly EcoChain Block LLC (“Guarantor”), which is the owner of 100% of the equity interests of Borrower, executed a Guaranty Agreement in favor of NYDIG, as lender, dated as of December 30, 2021 (the “Guaranty Agreement”), (ii) Borrower has granted a lien on, and security interest in, all of its assets to NYDIG, as collateral agent, (iii) Guarantor entered into an equipment financing arrangement on assets purchased with the borrowed funds, (iv) Borrower would borrow from NYDIG the loans as forth in certain loan schedules (the “Specified Loans”), and (v) Borrower had executed a Digital Asset Account Control Agreement (the “ACA Wallet Agreement”) with NYDIG, as collateral agent and secured party, and NYDIG Trust Company LLC, as custodian, dated as of December 30, 2021, as well as such other agreements related to the foregoing as mutually agreed (collectively, the “NYDIG Transactions”).

On December 20, 2022, the Borrower received a Notice of Acceleration and Repossession (the “NYDIG Notice”) from NYDIG with respect to the Master Agreement, by and between Borrower and NYDIG. The obligations of Borrower under the Master Agreement and reflected in the NYDIG Notice are ring-fenced to Borrower and its direct parent company, Soluna MC LLC. The Company is not a party to any guaranty, collateral agreement or other support agreement with or for the benefit of NYDIG.

On February 23, 2023, NYDIG proceeded to foreclose on all of the collateral securing the MEFA, and repossessed the collateralized assets that totaled approximately $3.4 million, in which approximately $560 thousand was first used to pay off accrued interest and penalty to date. On September 5, 2023, NYDIG provided a letter finalizing the accounting for the repossessed collateralized assets totaling proceeds of approximately $3.4 million. This included legal and other expenses associated with the sale of the assets net a modest gain on the estimated net book value of the assets totaling $251 thousand that was expensed as a loss on disposition of assets for the year ended December 31, 2023. On December 7, 2023, NYDIG filed its Motion for Summary Judgment seeking entry of a judgment against Soluna in the approximate amount of $10.3 million for principal and interest and penalties. On January 12, 2024, Soluna filed its objection to NYDIG’s motion for summary judgment on the grounds that NYDIG failed to explain what collateral of which loan was sold and how the sale proceeds were allocated to each loan. A summary judgment motion was performed on February 13, 2024 and was agreed upon by both NYDIG and the Borrower, that the total outstanding loan principal balance would be approximately $9.2 million, in which a penalty fee was applied of approximately $1.0 million to the repossessed collateralized assets, and outstanding interest and penalty balance would be approximately $936 thousand as of December 31, 2023. The Company applied the per diem interest rate agreed upon with the summary judgement for the three and nine months ended September 30, 2024 and recorded interest expense of approximately $370 thousand and $1.1 million and has an outstanding interest and penalty accrual of approximately $1.9 million recorded within “Accrued Liabilities” as of September 30, 2024. See Note 9 for further information in relation to the NYDIG litigation matter.

Navitas term loan

(Dollars in thousands)	Maturity Date	Interest Rate	January 1, 2024- September 30, 2024	May 9, 2023- December 31, 2023
Term Loan and capitalized interest (excludes debt issuance cost)	May 9, 2025	15%	$1,707	$2,254
Less: principal and capitalized interest payments			(1,409)	(547)
Less: debt issuance costs			(6)	(26)
Total outstanding debt			$292	$1,681

On May 9, 2023, DVCC and Navitas West Texas Investments SPV, LLC entered into a 2-year Loan Agreement (“Term Loan”) for $2,050,000. The unpaid principal balance of the Term Loan shall bear interest at per annum rate equal to 15%. Beginning on the last Business Day of the month in which the In-Service Date occurs (date Dorothy 1B is put into full operation following the planned ramp-up period), and continuing on the last Business Day of each month thereafter until the repayment of all Term Loan debt principal and accrued interest occurs, DVCC shall make debt service payments on the Term Loan through a cash sweep with the Site-level Free Cash Flow (total revenue of DVCC minus power costs and site level costs listed in Loan and Security agreement), otherwise to be distributed to Soluna Holdings, Inc., the ultimate parent entity of DVCC (the “SLNH Cash”) being applied as a permanent repayment of the Loan in an amount equal to the greater of: (i) the sum of (A) the amount of accrued and unpaid interest that has not yet been added to the principal balance of the Term Loan, if any, plus (B) an amount equal to 1/24th of the then outstanding principal balance of the Term Loan; provided that the aggregate amount payable pursuant to this clause (i) shall not exceed SLNH Cash times 0.60; or (ii) SLNH Cash times 0.33.

Any and all monthly debt service amounts so paid to Lender shall be applied first to accrued and unpaid interest that has not yet been added to the principal balance of the Term Loan, if any, and then to repayment of the then outstanding principal balance of the Term Loan. On the Term Loan Maturity Date (May 9, 2025), all remaining principal and accrued and unpaid interest that has not yet been added to the principal balance of the Term Loan, if any, shall become immediately due and owing in full and shall be paid by wire transfer in immediately available funds. As of September 30, 2024 and December 31, 2023, approximately $292 thousand and $1.7 million is included in current portion of debt as the Company’s expectation is that principal and capitalized interest payments will be made to pay off the Term Loan within one year after quarter or year-end. The Company has paid approximately $1.4 million in principle for the nine months ended September 30, 2024 and $547 thousand in principal and capitalized interest payments for the year ended December 31, 2023. Interest expense related to the Navitas Term Loan for the three and nine months ended September 30, 2024 was approximately $21 and $122 thousand.

Equipment Loan Agreement

On May 16, 2024, SDI SL Borrowing – 1, LLC, an affiliate of Soluna Holdings, Inc. (the “Borrower”) entered into a loan agreement (the “Equipment Loan Agreement” or the “Loan”) with Soluna2 SLC Fund II Project Holdco LLC (the “Lender”, and collectively, the “Parties”). The Equipment Loan Agreement provides for the Company to borrow, from time to time, up to $1.0 million to be used to purchase necessary equipment for the progression of Project Dorothy 2. Any loans made under the Equipment Loan Agreement have a maturity date of May 16, 2027 and will bear interest at a rate of 15% per annum. The Equipment Loan Agreement includes customary covenants for loans of this nature, as well as a multiple on invested capital (“MOIC”) provision, which requires the Company to pay, in addition to principal and interest, an amount equal to the difference of (i) the greater of (a) the principal amount of the Loan being repaid plus all interest previously paid or simultaneously being paid to Lender in respect of such principal of the Loan, and (b) the principal amount of the Loan being repaid multiplied by three, minus (ii) the sum of the principal amount of the Loan being repaid plus all interest previously paid or simultaneously being paid to Lender in respect of such principal of the Loan.

On May 17, 2024, the Borrower drew down $720 thousand of the equipment loan with the Lender. On the July 22, 2024, the Borrower satisfied and repaid the borrowing amount in full by issuing the Investor Class B Membership Interests in the Dorothy 2 project valued at three times the borrowing amount (i.e., $2.16 million). The redemption of debt through equity created approximately a $1.4 million loss on debt for the three and nine months ended September 30, 2024. In addition, the Borrower had deferred financing costs associated with the line of credit of approximately $118 thousand. Per ASC 835-30-S45-1, debt issuance costs related to line of credits should be recorded as an asset and amortized over the life of the line of credit agreement. As such, the Company recorded $39 thousand within Prepaid expenses and other current assets and $64 thousand within Other assets on the condensed balance sheet as of September 30, 2024, in which $15 thousand has been amortized and recorded within Interest Expense.

June 2024 secured note and July 2024 additional secured note

(Dollars in thousands)	Maturity Date	Interest Rate	June 20, 2024- September 30, 2024
Term Loan and capitalized interest (excludes debt issuance cost)	June 20, 2027	9%	$14,057
Less: principal and capitalized interest payments			-
Less: debt discount			(280)
Less: debt issuance costs			(623)
Total outstanding note			13,154
(Less) Current note outstanding			5,054
Long-term note outstanding			$8,100

On June 20, 2024, pursuant to the terms and subject to the conditions of a Note Purchase Agreement (the “June SPA”) by and among (i) Soluna AL CloudCo, LLC, a Delaware limited liability company (“CloudCo”), and indirect wholly owned subsidiary of Soluna Holdings, Inc., a Nevada corporation (the “Company”), (ii) Soluna Cloud, Inc., a Nevada corporation, indirect wholly owned subsidiary of the Company, and parent of CloudCo (“Soluna Cloud”), (iii) the Company and (iv) the accredited investor named therein (the “Investor”), CloudCo issued to the Investor a secured promissory note in a principal amount equal to $12.5 million (the “Note”). The Note accrues interest at a rate 9.0% per annum, subject to adjustment upon an event of default. The Note matures on June 20, 2027. CloudCo’s obligations under the Note will be secured by all or substantially all of CloudCo’s assets, including pursuant to a security agreement to be executed and delivered by CloudCo in favor of the Investor (the “CloudCo Security Agreement”, and together with the June SPA and the Note, the “CloudCo Agreements”).

As further inducement for the Investor to purchase the Note, Soluna Cloud issued to the Investor a warrant (the “Warrant”) exercisable within three years from June 20, 2024 for a number of shares of common stock of Soluna Cloud equal to the sum of (a) 12.5% of Soluna Cloud’s issued and outstanding common stock as of the date of the Warrant divided by 0.875, plus (b) the percentage of each Qualified Issuance (as defined below) divided by 0.875. For purposes of the Warrant, “Qualified Issuance” means (y) each issuance of common stock of Soluna Cloud during the period commencing on the day after the date of the Warrant and ending on the earlier to occur of (i) the conclusion of up to an additional $112.5 million of capital raised, whether in the form of debt, equity, mixed or otherwise, by Soluna Cloud and its subsidiaries and (ii) December 31, 2024 and (z) the number of shares of common stock of Soluna Cloud issuable upon the exercise or conversion of any convertible securities of CloudCo issued during such period (other than certain issuances pursuant to CloudCo’s equity compensation plans). On June 20, 2024, the Company determined that the warrant to be treated as a warrant liability and based on valuation, the Company booked a warrant liability of approximately $314 thousand and a related debt discount in which will be amortized over the life of the loan.

On July 12, 2024, the Company, CloudCo, Soluna Cloud, and the Existing Investor entered into a First Amendment to the Note Purchase Agreement (the “June SPA Amendment”). This amendment allows CloudCo to issue additional secured promissory notes totaling $1.25 million (the “Additional Notes”) to new accredited investors (the “Additional Investors”). These Additional Notes are subject to the same terms and conditions as the June SPA financing.

To further incentivize the Additional Investors, Soluna Cloud issued warrants (the “Cloud Additional Warrants”) to each Additional Investor. These Cloud Additional Warrants are exercisable within three years from the effective date of the June SPA Amendment. They allow the purchase of a number of shares of Soluna Cloud common stock equal to 1.25% of Soluna Cloud’s issued and outstanding common stock as of the Cloud Additional Warrant date, divided by 0.9875, plus 1.25% of each Qualified Issuance, divided by 0.9875. On July 12, 2024, the Company determined that the additional warrants to be treated as a warrant liability and based on valuation, the Company booked a warrant liability of approximately $13 thousand and a related debt discount in which will be amortized over the life of the loan.

A “Qualified Issuance” includes any issuance of common stock by Soluna Cloud from the day after the Cloud Additional Warrant date until the earlier of raising an additional $111.25 million or December 31, 2024, as well as shares issuable upon exercise or conversion of convertible securities issued during this period, excluding certain equity compensation plan issuances.

For the three and nine months ended September 30, 2024, the Company has incurred approximately $430 thousand and $466 thousand in interest expense in relation to the June SPA and June SPA Amendment.

Line of Credit

On September 15, 2021, the Company entered into a $1.0 million unsecured line of credit with KeyBank National Association (“KeyBank”), that allows the Company to request loans and to use the proceeds of such loans for working capital and other general corporate purposes (the “KeyBank facility”). The line of credit bears interest at a rate of Prime + 0.75% per annum. Accrued interest is due monthly and principal is due in full following KeyBank’s demand. As of January 1, 2023, the Company had drawn on the line of credit and approximately $350 thousand of the amount drawn under the line of credit remained outstanding. As of December 31, 2023, the remaining $350 thousand had been paid down. The Company does not have any remaining balance outstanding as of September 30, 2024 and December 31, 2023. The Company does not plan to draw down on the line of credit in the foreseeable future. In addition, future drawdowns require pre-approval by KeyBank.

9. Debt

Debt consists of the following:

Convertible Notes Payable

(Dollars in thousands):

	Maturity Date	Interest Rate	December 31, 2023	December 31, 2022
Convertible Note	July 25, 2024	*18%	$8,474	$12,254
Less: discount from issuance of warrants			-	(475)
Less: debt issuance costs			-	(42)
Total convertible notes, net of discount and issuance costs			$8,474	$11,737

*	Default interest was waived on March 10, 2023, and no further interest applied on the Convertible Note for the remainder of the year.

On October 25, 2021, pursuant to a Securities Purchase Agreement (the “October SPA”), the Company issued to certain accredited investors (the “Noteholders”) (i) secured convertible notes in an aggregate principal amount of $16.3 million for an aggregate purchase price of $15 million (collectively, the “October Secured Notes”), which were, subject to certain conditions, convertible at any time by the investors, into an aggregate of 71,043 shares of the Company’s common stock, at a price per share of $229.50 and (ii) Class A, Class B and Class C common stock purchase warrants (collectively, the “October Warrants”) to purchase up to an aggregate of 71,043 shares of common stock, at an initial exercise price of $312.50, $375 and $450 per share, respectively. The October Warrants are legally detachable and can be separately exercised immediately for five years upon issuance, subject to applicable Nasdaq rules.

The October Secured Notes, subject to an original issue discount of 8%, had a maturity date (the “Maturity Date”) of October 25, 2022, which was extended to April 25, 2023 pursuant to the Addendum Amendment (as defined below), upon which date the October Secured Notes shall be payable in full. Commencing on the Maturity Date and also five (5) days after the occurrence of any Event of Default (as defined in the October Secured Notes), interest on the October Secured Notes will accrue at an interest rate equal to the lesser of 18% per annum or the maximum rate permitted under applicable law. If any Event of Default or a Fundamental Transaction (as defined in the October Secured Notes) or a Change of Control (as defined in the October Secured Notes) occurs, the outstanding principal amount of the October Secured Notes, liquidated damages and other amounts owing in respect thereof through the date of acceleration, will become, at the Noteholder’s election, immediately due and payable in cash at the Mandatory Default Amount (as defined in the October Secured Notes). The October Secured Notes may not be prepaid, redeemed or mandatorily converted without the consent of the Noteholders. The obligations of the Company pursuant to the October Secured Notes are (i) secured to the extent and as provided in the Security Agreement, dated as of October 25, 2021, by and among the Company, MTI Instruments and SCI, Soluna MC, LLC and Soluna SW, LLC (both of which are wholly owned subsidiaries of SCI, and together with MTI Instruments and SCI, the “Subsidiary Guarantors”), and Collateral Services LLC (the “Collateral Agent”), as collateral agent for the Noteholders; and (ii) guaranteed, jointly and severally, by the Subsidiary Guarantors pursuant to each Subsidiary Guaranty, dated as of October 25, 2021, by and among each Subsidiary Guarantor and the Noteholders signatory to the October SPA, subject to subsequent modifications pursuant to the Addendum, the Addendum Amendment and the NYDIG Transactions.

On July 19, 2022, the Company entered into an addendum to the October SPA (the “Addendum”), pursuant to which a portion of the October Secured Notes would be converted and may be redeemed in three tranches, with each tranche of $1,100,000 required to be converted into common stock in each case at the then in effect conversion price of the October Secured Notes, with such price, prior to each conversion, to be reduced (but not increased) to a 20% discount to the 5-day volume weighted average price (“VWAP”) of the Company’s common stock. In addition, the Noteholders may require the Company to redeem up to $2,200,000 worth of October Secured Notes in connection with each tranche at a rate of $1.20 for every $1.00 owed, less the amount of October Secured Notes converted during such tranche, not including the required conversion amount if the Noteholders are unable to convert out of such amount of the October Secured Notes in each tranche. The Company is also required to deposit up to $1,950,000 in an escrow account in connection with each tranche to satisfy any redemptions, except with respect to the first tranche as provided in the Addendum Amendment (as defined below). The Addendum also provides the right for the Company to pause the commencement of the conversion of the second and third tranches each for 45 days in the event the Company pursues an equity financing. Pursuant to the Addendum, the exercise price of the Class A Warrants and Class B Warrants and certain other warrants to purchase up to 3,400 shares of common stock issued to the Noteholders on January 13, 2022, was reduced from $331.50 to $237.50 per share. In addition, the Company agreed to exchange the Class C Warrants for 11,841 shares of common stock, which exchanges were completed between July 25, 2022 and August 1, 2022.

On September 13, 2022, the Company and the Noteholders entered into an agreement further amending the Addendum (the “Addendum Amendment”), which among other matters, extended the Maturity Date of the October Secured Notes by six months to April 25, 2023, and increased the principal amount of the October Secured Notes by an aggregate of $520,241 for a total outstanding principal amount of $13,006,022. Also pursuant to the Addendum Amendment, $1.0 million previously deposited by the Company and held in escrow pursuant to the Addendum, was released back to the Company upon signing of the Addendum Amendment; however, on or before October 17, 2022, the Company (i) must deposit $1,000,000 into escrow as the Third Deposit, (ii) will not be required to make the second deposit of $1,950,000 pursuant to the Addendum and the Addendum Agreement, or redeem the first tranche of October Secured Notes. Additionally, the First Reconcile Date was extended to October 12, 2022. The Company gave notice to the Noteholders on October 10, 2022 that the Company would be conducting an equity financing. This in turn paused the commencement of (a) the Second Conversion and the Second Reconcile Date, and (b) the Third Conversion and the Third Reconcile Date, in each case, for forty-five (45) Trading Days, each as defined in the Addendum. This also had the effect of pausing the Company’s requirement to make the Third Deposit of $1,000,000 under the October Purchase Agreement as amended by the Addendum, for 45 Trading Days. The 45-day trading window opened on December 20, 2022 to allow the Noteholders to apply the 20% discount to the 5-day VWAP of the Company’s stock. In addition, pursuant to the Addendum Agreement, the Company issued to the Noteholders (i) 17,223 shares of the common stock (“New Shares”) in exchange for the Class B warrants, (ii) Class D common stock purchase warrants to purchase up to an aggregate of 40,000 shares of common stock at an exercise price of $87.50 per share, (iii) Class E common stock purchase warrants to purchase up to an aggregate of 40,000 shares of common stock at an exercise price of $112.50 per share, (iv) Class F common stock purchase warrants to purchase up to an aggregate of 40,000 shares of common stock at an exercise price of $137.50 per share, and (v) Class G common stock purchase warrants to purchase up to an aggregate of 40,000 shares of common stock at an exercise price of $187.50 per share (together, the “New Warrants”). The New Warrants are exercisable immediately and have exercise period of 5 years from the issuance date.

Pursuant to the Addendum, between July 21, 2022 to August 3, 2022, the October Secured Notes with an aggregate principal amount of $1,100,000 converted into 11,734 shares of common stock, at the conversion price of $93.75. Pursuant to the Addendum and Addendum Amendment, the Company evaluated whether the new addendums qualified as debt modification or debt extinguishment, and based on ASC 470, Debt, the Company determined the Addendum and Addendum Amendment to fall under Debt Extinguishment and the Company would be required to fair value the new debt, and in turn write off the existing debt on the books. Based on the Company’s assessment, an extinguishment of debt of approximately $12.8 million was recorded in July and September of 2022 based on the Addendum and Addendum Amendment, the October Secured Notes had an aggregate principal amount of approximately $13.0 million and a fair value of approximately $14.1 million outstanding after the debt extinguishment. The fair value of the New Warrants issued to the Noteholders on September 13, 2022 was approximately $8.6 million and recorded as part of the loss on extinguishment of debt. The residual fair value of the New Warrants issued to non-lenders was $892 thousand and was recorded as equity with the offset as debt discount against the residual proceeds, in which the entire $892 thousand has been amortized. All the original debt issuance costs were written off with the extinguishment of the debt, and with the Addendum Amendment. As of the year ended December 31, 2022, the Company had to fair value the outstanding debt, in which it was determined to be approximately $12.3 million of a principal outstanding balance of approximately $13.0 million, in which the change in valuation compared to September 2022 when the Company had an extinguishment recorded, was recorded as a revaluation gain for the year ended December 31, 2022.

In accordance with the most favored nation provision (“MFN Provision”), following the issuance of the December 2022 Shares and the December 2022 Warrants, the Company reduced the conversion price of the October Secured Notes to $19.00 per share. The Company held a special meeting on March 10, 2023 of our stockholders for the purpose of obtaining stockholder approval for a reduction in the conversion price of the October Secured Notes, subject to a conversion price floor of $7.50 per share, which amount represented the closing price of our Common Stock on the Nasdaq Stock Market on January 3, 2023, the first trading day of the 2023 fiscal year.

In connection with the December 2022 Offering, the Company also agreed to amend certain existing warrants to purchase up to an aggregate of: (i) 23,681 shares of our Common Stock at an exercise price of $237.50 per share and an expiration date of October 25, 2026; (ii) 40,000 shares of our Common Stock at an exercise price of $87.50 per share and with an expiration date of September 13, 2027; (iii) 40,000 shares of our Common Stock at an exercise price of $112.50 per share and with an expiration date of September 13, 2027; (iv) 40,000 shares of our Common Stock at an exercise price of $137.50 per share and with an expiration date of September 13, 2027; (v) 40,000 shares of our Common Stock at an exercise price of $7.50 per share and an expiration date of September 13, 2027; and (vi) 3,400 shares of Common Stock at an exercise price of $187.50 and an expiration date of January 14, 2025, held by the Noteholders (collectively, the “Noteholder Warrants”) so that the amended Noteholder Warrant would have an exercise price of $19.00 per share. The Company evaluated the warrant exercise price adjustment from the values noted above to $19.00 noting the total dollar value impact in which the Noteholder Warrant’s new fair value, as a result of the exercise price revision, exceeded the previous warrant instrument was approximately $370 thousand, the Company deemed the change in exercise price was in contemplation with the December 2022 offering, as such was recognized as a deferred cost of the offering against the proceeds.

The events of default stated in the Notice of Acceleration and Repossession defined below with NYDIG Financing constituted a cross-default under the terms of secured convertible notes issued to the Noteholders. In addition to such cross-default, the failure of the Company pursuant to the Addendum dated as of July 19, 2022, to escrow an aggregate amount of $950,000 for the benefit of the Noteholders by December 21, 2022, constituted an event of default under the Notes. Due to the defaults noted, the Company did not enter into the second and third tranche of conversions. As such, beginning on November 30, 2022, the Company has been accruing interest of 18% per annum on the outstanding principal amount due to the default which amounted to $617 thousand as of March 10, 2023. On March 10, 2023, the Company entered into a Second Addendum Amendment with the Noteholders, in which the Company paid the accumulated default accrued interest of $617 thousand through the Company’s restricted escrow accounts and contemporaneously with the payment, the Noteholders waived all existing events of default arising under the convertible notes.

On May 11, 2023, the Company entered into a Second Amendment Agreement (the “Second Amendment”) with the holders of its October Secured Notes to extend the maturity date of the October Secured Notes to July 25, 2024. In connection with the Second Amendment, the Company paid an extension fee of $250,000 and increased the principal amount of the outstanding October Secured Notes by 14%. The Company also issued 240,000 new Class A warrants exercisable at $12.50 and 80,000 new Class B warrants exercisable at $20.00.

Subject to the Equity Conditions (as defined below), upon each trigger set forth below, the Company is allowed, once per trigger, require the Note holders to convert up to 20% percent of the outstanding amount of the October Secured Notes as:

(i)	the Company’s Common Stock trades for 10 consecutive days at or above $12.50 per share and at least 40,000 shares trade on each day.

(ii)	the Company’s Common Stock trades for 10 consecutive days at or above $17.50 per share and at least 40,000 shares trade on each day.

(iii)	the Company’s Common Stock trades for 10 consecutive days at or above $22.50 per share and at least 40,000 shares trade on each day.

The Equity Condition is met if all of the following conditions have been met: (i) the shares of Common Stock issuable upon the conversion are either registered under the Securities Act of 1933 or resellable under Rule 144 thereunder without any volume restrictions, (ii) the number of shares issuable to each Note holder are below 4.99% of the outstanding shares, (iii) at least 20 trading days has elapsed since the previous mandatory conversion, (iv) the Company is current in all the SEC filings, and (v) the Company has obtained all required approvals from NASDAQ, or any successor trading market, to list the Common Stock to be issued upon such conversion.

On November 20, 2023 the Company and the Noteholders entered into a Third Amendment Agreement to amend the Notes, the October SPA and related agreements (collectively, the “Transaction Documents”) to facilitate future financings by the Company that may include funds for prepayment of the Notes by permitting the Company to force conversion of up to $1.5 million of the Notes under certain circumstances and reduce the prepayment penalty in return for reducing the conversion price of the $4.7 million of the Notes and reducing the exercise price of 150,000 of the Warrants to $0.01.

As provided in the original terms of the Notes, in the event the Company prepays the amounts owed under Notes, the Company must pay an additional 20% prepayment penalty. Under the new Transaction Documents, in the event the prepayment occurs between February 15, 2024 and July 24, 2024, prepayment penalty is reduced to 10%.

In addition, under the new Transaction Documents, the Company has the right to force the conversion of up to $1.5 million of face value of the Notes in whole or in part at any time up to the maturity date of the Notes, provided that at the time of such conversion the share price on the trading market on which the Company’s shares is then listed exceeds $5.00 and a minimum volume of 50,000 traded each trading day for the five trading days immediately prior to such forced conversion.

As consideration for the reduction in the prepayment penalty and the new forced conversion right, the Company agreed that an aggregate $4.7 million of the Notes had the conversion price reduced to $3.78 per share and 150,000 of the Warrants had the exercise price reduced to $0.01 (the “Repriced Warrants”), provided that prior to February 1, 2024, for each $31.33 in Notes converted by a Noteholder, such Noteholder may exercise one Repriced Warrant and that on February 1, 2024, all Repriced Warrants became immediately exercisable.

With the Second Amendment on May 11, 2023, the principal value was reestablished to approximately $13.3 million, and a new fair value was established at approximately $10.94 million. The Second Amendment caused an extinguishment of debt of approximately $1.9 million which includes a loss on revaluation of the debt of $554 thousand and warrant valuation of New Class A and Class B warrants of $1.3 million. In addition, there was a $250 thousand extension fee cash payment that was included within “Other expense, net” on the consolidated financial statements for the year ended December 31, 2023. The Company had approximately $1.6 million of note conversions between May 11, 2023 and November 20, 2023 (date of the Third Amendment).

The Company performed a fair value assessment as of November 20, 2023 due to the trigger of extinguishment of debt, and had a debt revaluation loss of approximately $911 thousand, which included a valuation adjustment for the warrant repricing. The Company had approximately $3.1 million of note conversions between November 21, 2023 through December 31, 2023. In addition, a fair value assessment was performed as of December 31, 2023, and a $584 revaluation loss was recorded to adjust the fair value of the convertible debt to approximately $8.5 million outstanding as of December 31, 2023. The Company has approximately an $8.7 million principle balance outstanding for the convertible debt as of December 31, 2023.

Promissory Notes

The Company had issued six promissory notes in fiscal year 2023 to certain holders totaling an aggregate principal balance of $900 thousand in which were issued in $300 thousand increments on January 13, 2023, February 3, 2023, and February 10, 2023. Each of the promissory notes accrued at an interest rate of 15% per annum, and each note matured within nine months subsequent its issuance. On March 24, 2023, the Company issued to the holders of the promissory notes on January 13, 2023, 53,517 shares of common stock in satisfaction of the repayment of $300 thousand in principal plus accrued and unpaid interest of $9 thousand and other charges thereon of $92 thousand in which were included as part of interest expense, at the same price per share as the agreed upon share price conversion rate noted in relation to the December 5, 2022 SPA amendment on February 9, 2023, and approved during the Special Shareholders Meeting on March 10, 2023.

On April 4, 2023, the Company issued to the holders of the promissory notes on February 3, 2023 and February 10, 2023, 58,673 shares of common stock in satisfaction of the February 3, 2023 promissory note and partial satisfaction of the February 10, 2023 promissory note a total repayment of $325 thousand in principal plus accrued and unpaid interest of $10 thousand and other charges thereon of $105 thousand in which were included as part of interest expense, at the same price per share as the agreed upon share price conversion rate noted in relation to the December 5, 2022 SPA amendment on February 9, 2023, and approved during the Special Shareholders Meeting on March 10, 2023.

On May 5, 2023, June 2, 2023, and July 31, 2023 the Company paid the remaining principal balance of $275 thousand plus interest of approximately $13 thousand to fulfill all obligations of the promissory notes that were issued in 2023.

Notes payable

On July 13, 2023, the Company entered into two note payable agreements for a total principal value of approximately $235 thousand. The two note payable amounts had a 15% issue discount applied and a maturity date of April 15, 2024. The Company can prepay the notes by paying the full amount owed plus an additional 20%. On August 2, 2023 and August 25, 2023, the Company paid both outstanding note payable balances of approximately $235 thousand plus a 20% prepayment fee of approximately $47 thousand. With the prepayment of the notes payable, the Company incurred a $33 thousand loss on debt extinguishment. As of the December 31, 2023, the Company has fulfilled the two note payable agreements.

NYDIG Financing

(Dollars in thousands)	Maturity Dates	Interest Rate	December 31, 2023	December 31, 2022
NYDIG Loans #1-11	April 25, 2023 thru January 25, 2027*	12% thru 15%	$10,546	$14,387

Less: principal payments			—	(3,841)
Less: repossession of collateralized assets			(1,363)	-
Total outstanding debt			$9,183	$10,546

*	Due to event of default- the entire NYDIG Financing became current, see note below.

On December 30, 2021, Soluna MC Borrowing 2021-1 LLC (the “Borrower”), an indirect wholly owned subsidiary of the Company entered into a Master Equipment Finance Agreement (the “Master Agreement”) with NYDIG ABL LLC (“NYDIG”) as lender, servicer and collateral agent (the “NYDIG facility”). The Master Agreement outlined the framework for a financing up to approximately $14.4 million in aggregate equipment financing. Subsequently, the parties negotiated the specific terms of each equipment financing transaction as well as the terms upon which the Noteholders would consent to the transactions contemplated by the Master Agreement.

On January 14, 2022, the Borrower effected an initial drawdown under the Master Agreement in the aggregate principal amount of approximately $4.6 million that bore interest at 14% and was to be repaid over 24 months. On January 26, 2022, the Borrower had a subsequent drawdown of $9.8 million. As part of the transactions contemplated under the Master Agreement, (i) the Company’s indirect wholly owned subsidiary, Soluna MC LLC, formerly EcoChain Block LLC (“Guarantor”), which is the owner of 100% of the equity interests of Borrower, executed a Guaranty Agreement in favor of NYDIG, as lender, dated as of December 30, 2021 (the “Guaranty Agreement”), (ii) Borrower has granted a lien on, and security interest in, all of its assets to NYDIG, as collateral agent, (iii) Guarantor entered into an equipment financing arrangement on assets purchased with the borrowed funds, (iv) Borrower would borrow from NYDIG the loans as forth in certain loan schedules (the “Specified Loans”), and (v) Borrower had executed a Digital Asset Account Control Agreement (the “ACA Wallet Agreement”) with NYDIG, as collateral agent and secured party, and NYDIG Trust Company LLC, as custodian, dated as of December 30, 2021, as well as such other agreements related to the foregoing as mutually agreed (collectively, the “NYDIG Transactions”).

In connection with the NYDIG Transactions, on January 13, 2022, the Company entered into a Consent and Waiver Agreement, dated as of January 13, 2022 (the “Consent”), with the Noteholders, in connection with the October SPA, pursuant to which the Noteholders agreed to waive any lien on, and security interest in, certain assets, provided various contingencies are fulfilled, and each Noteholder who acquired October Secured Notes having a principal amount of not less than $3,000,000 agreed to waive its rights under Section 4.17 of the October SPA to participate in Subsequent Financings (as defined in the October SPA) with respect to the NYDIG Transactions and any additional loans under the MEFA that only finance the purchase of equipment from NYDIG, in order to consent to the NYDIG Transactions. Pursuant to the Consent, the Noteholders also waived the current requirement of the October SPA and the other transaction documents (collectively, the “SPA Documents”) that the Borrower become an Additional Debtor (as defined in the Security Agreement) and execute an Additional Debtor Joinder (as defined in the Security Agreement) for so long as the Specified Loans were outstanding, and NYDIG would not have entered into a subordination or intercreditor agreement with respect to the Guaranty. Further, pursuant to the Consent, the Noteholders waived the right to accelerate the Maturity Date of the October Secured Notes and the right to charge a default rate of interest on such Notes, in each case, with respect to certain changes in names of, and jurisdiction of incorporation, of the Debtors (as defined in the SPA Documents), which waiver would not waive any other Event of Default (as defined in any of the SPA Documents), known or unknown, as of the date of Consent.

Promptly after the date of the Consent, the Company issued warrants to purchase up to 3,400 shares of common stock to the Noteholder holding the largest outstanding principal amount of October Secured Notes as of the date of the Consent. Such warrants were substantially in form similar to the other warrants held by the Noteholders. Such warrants were exercisable for three years from the date of the Consent at an exercise price of $237.50 per share. On December 5, 2022, the exercise price of the warrants were reduced to an exercise price of $19.00 per share, effective with the closing of the Securities Purchase Agreement Offering on December 5, 2022.

The Company, through the Borrower, was required to make average monthly principal and interest payments to NYDIG of approximately $730 thousand on initial drawdown in aggregate principal amount of approximately $4.6 million bearing interest at 14%, and a subsequent drawdown of $9.8 million.

On December 20, 2022, the Borrower received a Notice of Acceleration and Repossession (the “NYDIG Notice”) from NYDIG with respect to the Master Agreement, by and between Borrower and NYDIG. The obligations of Borrower under the Master Agreement and reflected in the NYDIG Notice are ring-fenced to Borrower and its direct parent company, Soluna MC LLC. The Company is not a party to any guaranty, collateral agreement or other support agreement with or for the benefit of NYDIG.

The NYDIG Notice states that (a) Borrower failed to observe or perform certain covenants, conditions or agreements contained in the Master Agreement and such failure continued unremedied for a period of ten days after Borrower’s knowledge of such breach, which resulted in an event of default under the Master Agreement, and (b) Borrower defaulted under the guaranty, collateral agreement, or other support agreement, which resulted in an event of default under the Master Agreement. In addition, the NYDIG Notice states that Borrower failed to pay certain payments of principal and interest under the Master Agreement when due, which failure also constituted an event of default under the Master Agreement. As a result of the foregoing events of default, and pursuant to the Master Agreement, NYDIG (x) declared the principal amount of all loans due and owing under the Master Agreement and all accompanying Loan Documents (as defined in the Master Agreement) to be due and immediately payable, (y) imposed a default rate of interest on any outstanding principal amount of each loan (together with all then unpaid interest accruing thereon) and all other obligations under the Master Agreement and the Loan Documents, and (z) demanded the return of all equipment subject to the Master Agreement and the Loan Documents. As such, the principal balance of $10.5 million became due immediately and the Borrower was to bear interest, at a rate per annum equal to 2.0% plus the rate per annum otherwise applicable to such obligations set forth in the Master Agreement. Also, as the Company was not able to obtain a waiver, the outstanding deferred financing costs were written off. As of December 31, 2022, the Borrower had incurred accrued interest and penalty of approximately $274 thousand. On February 23, 2023, NYDIG proceeded to foreclose on all of the collateral securing the MEFA, and repossessed the collateralized assets that totaled approximately $3.4 million, in which approximately $560 thousand was first used to pay off accrued interest and penalty to date. On September 5, 2023, NYDIG provided a letter finalizing the accounting for the repossessed collateralized assets totaling proceeds of approximately $3.4 million. This included legal and other expenses associated with the sale of the assets net a modest gain on the estimated net book value of the assets totaling $251 thousand that was expensed as a loss on disposition of assets for the year ended December 31, 2023. On December 7, 2023, NYDIG filed its Motion for Summary Judgment seeking entry of a judgment against Soluna in the approximate amount of $10.3 million for principal and interest and penalties. On January 12, 2024, Soluna filed its objection to NYDIG’s motion for summary judgment on the grounds that NYDIG failed to explain what collateral of which loan was sold and how the sale proceeds were allocated to each loan. A summary judgment motion was performed on February 13, 2024, and was agreed upon by both NYDIG and the Borrower, that the total outstanding loan principal balance would be approximately $9.2 million, in which a penalty fee was applied of approximately $1.0 million to the repossessed collateralized assets, and outstanding interest and penalty balance would be approximately $694 thousand as of October 31, 2023. The Company applied the per diem interest rate agreed upon for the remaining two months, incurring an additional $242 thousand in interest and penalties, for a total outstanding interest and penalties balance of $936 thousand as of December 31, 2023.

Additionally, NYDIG has stated its intention to pursue SCI, the parent company of Guarantor, under a piercing of the corporate veil claim relating to NYDIG Defendants’ debts and liabilities under the loan documents. SCI denies any such liability and has filed a complaint for a declaratory judgment against NYDIG in the Eighth Judicial District Court in Clark County, Nevada on March 16, 2023 seeking a declaratory judgment as to such matter. NYDIG filed a motion to dismiss in response to SCI’s declaratory judgment complaint on April 13, 2023. SCI filed a response in opposition to NYDIG’s motion to dismiss on April 27, 2023. The court heard oral arguments on May 16, 2023. On June 22, 2023, the court issued an order granting NYDIG’s motion to dismiss, on the basis that the case was not ripe for decision, without prejudice. SCI intends to continue to vigorously defend any allegations regarding liability on account of NYDIG Defendants’ debts and liabilities to NYDIG under their loan documents and intends to refile a declaratory judgment complaint against NYDIG.

Loan and Security Agreement

Navitas Term Loan

(Dollars in thousands)	Maturity Dates	Interest Rate	December 31, 2023
Term Loan and capitalized interest	May 9, 2025	15%	$2,254
Less: principal and capitalized interest payments			(547)
Less: debt issuance costs			(25)
Total outstanding debt			1,682

On May 9, 2023, DVCC and Navitas West Texas Investments SPV, LLC entered into a 2-year Loan Agreement (“Term Loan”) for $2,050,000. The unpaid principal balance of the Term Loan shall bear interest at per annum rate equal to 15%. Beginning on the last Business Day of the month in which the In-Service Date occurs (date Dorothy 1B is put into full operation following the planned ramp-up period), and continuing on the last Business Day of each month thereafter until the repayment of all Term Loan debt principal and accrued interest occurs, DVCC shall make debt service payments on the Term Loan through a cash sweep with the Site-level Free Cash Flow (total revenue of DVCC minus power costs and site level costs listed in Loan and Security agreement), otherwise to be distributed to Soluna Holdings, Inc., the ultimate parent entity of DVCC (the “SLNH Cash”) being applied as a permanent repayment of the Loan in an amount equal to the greater of: (i) the sum of (A) the amount of accrued and unpaid interest that has not yet been added to the principal balance of the Term Loan, if any, plus (B) an amount equal to 1/24th of the then outstanding principal balance of the Term Loan; provided that the aggregate amount payable pursuant to this clause (i) shall not exceed SLNH Cash times 0.60; or (ii) SLNH Cash times 0.33.

Any and all monthly debt service amounts so paid to Lender shall be applied first to accrued and unpaid interest that has not yet been added to the principal balance of the Term Loan, if any, and then to repayment of the then outstanding principal balance of the Term Loan. On the Term Loan Maturity Date (May 9, 2025), all remaining principal and accrued and unpaid interest that has not yet been added to the principal balance of the Term Loan, if any, shall become immediately due and owing in full and shall be paid by wire transfer in immediately available funds. As of December 31, 2023, approximately $1.7 million is included in current portion of debt as the Company’s expectation is that principal and capitalized interest payments will be made to pay off the Term Loan within one year after year-end. The Company has paid approximately $547 thousand in principal and capitalized interest payments for the year ended December 31, 2023. For the year ended December 31, 2023, the Company has incurred approximately $204 thousand in interest expense.

Line of Credit

On September 15, 2021, the Company entered into a $1.0 million unsecured line of credit with KeyBank National Association (“KeyBank”), that will, among other things, allow the Company to request loans and to use the proceeds of such loans for working capital and other general corporate purposes (the “KeyBank facility”). The line of credit bears interest at a rate of Prime + 0.75% per annum. Accrued interest is due monthly and principal is due in full following KeyBank’s demand. As of January 1, 2022, the entire line of credit of $1.0 million was drawn and outstanding. As of December 31, 2022, $650 thousand of outstanding balance has been paid down; therefore $350 thousand of the amount drawn under the line of credit remained outstanding. As of December 31, 2023, the remaining $350 thousand has been paid down, and the Company does not have any remaining balance outstanding. The Company does not plan to draw down on the line of credit in the foreseeable future. In addition, future drawdowns may require pre-approval by KeyBank.